Business Acquisition (Details) $ in Millions			3 Months Ended		12 Months Ended
	Nov. 01, 2021 USD ($) shares	Jan. 21, 2021 USD ($)	Mar. 31, 2022 USD ($) item	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Number of businesses acquired | item			0
Goodwill			$ 1,346		$ 1,358	$ 1,028	$ 1,023
Amortization expense			23	$ 15	67	62	68
Acquisition related cost		$ 3				3
Net loss			(91)	(114)	(473)	(618)	$ 134
Egencia acquisition adjustments			2
Proforma revenue				148
Proforma net loss				201
Ovation Group
Business Acquisition [Line Items]
Purchase consideration		57
Deferred Contingent consideration		4
Goodwill		36
Amortization expense		29
Net liabilities assumed		8
Acquisition related cost		3
Revenue				2	23
Net loss				$ 4	16
Proforma revenue						829
Proforma net loss						637
Ovation Group | Customer Relationships
Business Acquisition [Line Items]
Amortization expense		$ 25
Intangible assets, Estimated useful lives		10 years
Ovation Group | Trade Names
Business Acquisition [Line Items]
Amortization expense		$ 4
Intangible assets, Estimated useful lives		5 years
Egencia
Business Acquisition [Line Items]
Net liabilities assumed	$ 308
Acquisition related cost	$ 15				13	2
Revenue			66		33
Net loss			28		(26)
Number of shares issued during acquisition | shares	8,413,972
Fair value	$ 816
Percentage of equity interests acquired	19.00%
Egencia acquisition adjustments			$ 2
Proforma revenue					889	960
Proforma net loss					$ (701)	$ (1,032)